Operating Leases (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Property Lease	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Leases, operating [Abstract]
Number of lease for which construction not started | Lease	0
Other information related to leases [Abstract]
Operating lease cost	$ 8,422,000	$ 8,165,000	$ 8,213,000
Variable lease cost	2,232,000	2,226,000	2,183,000
Total Lease costs	10,654,000	10,391,000	10,396,000
Cash paid for amounts included in the measurement of lease liabilities [Abstract]
Operating cash flows from operating leases	8,524,000	8,393,000	8,327,000
Right-of-use assets obtained in exchange for lease obligations:	$ 2,980,000	$ 2,487,000	$ 3,089,000
Weighted average remaining lease term (years)	8 years 3 months 18 days	8 years 6 months	8 years 10 months 24 days
Weighted average discount rate	3.20%	3.10%	3.00%
Future minimum lease payments under non-cancellable leases [Abstract]
2025	$ 8,339,000
2026	7,456,000
2027	6,248,000
2028	5,060,000
2029	3,682,000
Thereafter	15,167,000
Total lease payments	45,952,000
Less: Interest	5,793,000
Present value of lease liabilities	40,159,000	$ 44,471,000
Operating lease right-of-use assets	36,627,000	40,542,000
Director [Member]
Future minimum lease payments under non-cancellable leases [Abstract]
Total lease payments	2,300,000
Less: Interest	$ 236,000
Number of properties under lease owned by related party | Property	5
Payment of rent and fees, total	$ 564,000	534,000	$ 500,000
Outstanding amount	$ 0	$ 0
Minimum [Member]
Leases, operating [Abstract]
Operating lease expiration term	1 month
Maximum [Member]
Leases, operating [Abstract]
Operating lease expiration term	19 years 9 months 18 days